Accounts Receivable	12 Months Ended
Dec. 31, 2025
Accounts Receivable [Abstract]
Accounts receivable
3.	Accounts receivable

	At December 31,
	2025	2024
Total accounts receivable	$1,714,332	$918,926
Allowance	(492,269)	(4,834)
	$1,222,063	$914,092

The management reviewed the payment histories of the customers. The allowance recognized during the year ended December 31, 2025 was US$486,558  (2024: US$4,834)